                                   SUPPLEMENT

                             DATED FEBRUARY 3, 2006
                                       TO
  THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005 FOR THE HARTFORD RETIREMENT INCOME FUND, THE HARTFORD TARGET RETIREMENT 2010
                               FUND, THE HARTFORD
    TARGET RETIREMENT 2020 FUND AND THE HARTFORD TARGET RETIREMENT 2030 FUND

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 THIS SUPPLEMENT REPLACES IN ITS ENTIRETY THE SUPPLEMENT DATED JANUARY 18, 2005
TO THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005
  FOR THE HARTFORD RETIREMENT INCOME FUND, THE HARTFORD TARGET RETIREMENT 2010
                 FUND, THE HARTFORD TARGET RETIREMENT 2020 FUND
                 AND THE HARTFORD TARGET RETIREMENT 2030 FUND.
--------------------------------------------------------------------------------

     Effective January 18, 2006, in the Prospectus under "About Your Account, Class Y Share Investor Requirements," on page 45, the last sentence of the first paragraph is stricken and replaced with the following:

         Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform, may purchase Class Y shares of a fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT

                             DATED FEBRUARY 3, 2006
                                       TO
  THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005
                  FOR THE HARTFORD SELECT SMALLCAP GROWTH FUND

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 THIS SUPPLEMENT REPLACES IN ITS ENTIRETY THE SUPPLEMENT DATED JANUARY 18, 2005
                                       TO
  THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED SEPTEMBER 30, 2005
                 FOR THE HARTFORD SELECT SMALLCAP GROWTH FUND.
--------------------------------------------------------------------------------

     Effective January 18, 2006, in the Prospectus under "About Your Account, Class Y Share Investor Requirements," on page 45, the last sentence of the first paragraph is stricken and replaced with the following:

         Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform, may purchase Class Y shares of a fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT

                             DATED FEBRUARY 3, 2006
                                       TO
    THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2005
               (AS SUPPLEMENTED JUNE 1, 2005) (THE "PROSPECTUS")

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 THIS SUPPLEMENT REPLACES IN ITS ENTIRETY THE SUPPLEMENT DATED JANUARY 17, 2005
                                       TO
    THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2005.
--------------------------------------------------------------------------------

     Effective January 17, 2006, in the Prospectus under "About Your Account, Class Y Share Investor Requirements," on page 143, the last sentence of the first paragraph is stricken and replaced with the following:

         Retirement and/or employee benefit plans purchasing shares through (i) a record-keeper or a trust company that performs participant level record-keeping or other administrative services on behalf of such plans or (ii) a trading platform, may purchase Class Y shares of a fund provided that such record-keeper or trust company and, if applicable, the trading platform, has entered into an agreement for such purposes with the distributor and/or its affiliates. Retirement and/or employee benefit plans purchasing Class Y shares through such a record-keeper, trust company or trading platform are not subject to a minimum investment amount.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.